Leases - Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease costs	$ 83,972
Finance lease costs	10,341
Variable lease costs	74,324
Finance lease, ROU asset, amortization	7,800
Finance lease, interest expense	$ 2,500